Taxes on Income (Tables)	3 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of federal tax rate and tax expense
Period ended December 31, 2021

Pretax loss	(27)
Federal tax rate	21%
Income tax computed at the ordinary tax rate	6
Losses and temporary differences for which valuation allowance was provided	(6)
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Schedule of deferred income taxes assets
Composition of deferred tax assets:	Period ended December 31, 2021

Operation loss carry forwards	6
Valuation allowance	(6)
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